Commitments & Contingencies (Details) - Sep. 30, 2021	USD ($)	CNY (¥)
Commitments & Contingencies (Details) [Line Items]
Leasehold improvements, gross | $	$ 1,174,338
Leasehold Improvements [Member]
Commitments & Contingencies (Details) [Line Items]
Leasehold improvements, gross | $	1,043,102
Leasehold Improvements Additional [Member]
Commitments & Contingencies (Details) [Line Items]
Leasehold improvements, gross | $	$ 671,075
RMB [Member]
Commitments & Contingencies (Details) [Line Items]
Leasehold improvements, gross | ¥		¥ 8,000,000
RMB [Member] | Leasehold Improvements [Member]
Commitments & Contingencies (Details) [Line Items]
Leasehold improvements, gross | ¥		7,000,000
RMB [Member] | Leasehold Improvements Additional [Member]
Commitments & Contingencies (Details) [Line Items]
Leasehold improvements, gross | ¥		¥ 1,000,000